Operating assets and liabilities - Provisions and contingent liabilities - Provisions (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	kr 35,733	kr 29,553
Additional provisions, including increases to existing provisions	113,810	104,621
Amount used during the year	(107,220)	(99,244)
Adjustments, including unused amounts reversed during the year	78	148
Effect of exchange rate adjustment	(3,061)	655
At the end of the year	39,340	35,733	kr 29,553
Non-current liabilities	4,526	4,613
Current liabilities	34,814	31,120
Provision for sales rebates
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	30,878	25,760	20,374
Additional provisions, including increases to existing provisions	111,921	102,782	82,631
Amount used during the year	(106,116)	(98,655)	(78,647)
Adjustments, including unused amounts reversed during the year	166
Effect of exchange rate adjustment	(2,797)	610	1,016
At the end of the year	34,052	30,878	kr 25,760
Non-current liabilities	301
Current liabilities	33,751
Provisions for legal disputes
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	2,375
Additional provisions, including increases to existing provisions	662
Amount used during the year	(364)
Adjustments, including unused amounts reversed during the year	0
Effect of exchange rate adjustment	(222)
At the end of the year	2,451	2,375
Non-current liabilities	2,209
Current liabilities	242
Provisions for product returns
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	1,082
Additional provisions, including increases to existing provisions	413
Amount used during the year	(694)
Adjustments, including unused amounts reversed during the year	6
Effect of exchange rate adjustment	0
At the end of the year	795	1,082
Non-current liabilities	293
Current liabilities	502
Other provisions
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	1,398
Additional provisions, including increases to existing provisions	814
Amount used during the year	(46)
Adjustments, including unused amounts reversed during the year	82
Effect of exchange rate adjustment	(42)
At the end of the year	2,042	kr 1,398
Non-current liabilities	1,723
Current liabilities	kr 319